Fair Values (Schedule of Level 3 Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,161	$ 1,167
Purchases	20,240	0
Repayments	(10)	(10)
Unrealized gains recorded in other comprehensive income	275	4
Ending balance	$ 21,666	$ 1,161